Capital Stock - Schedule of Capital Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number Of Shares Outstanding [Roll Forward]
Proceeds from exercise of options	$ 0.0	$ 0.0	$ 0.4
Subordinate voting shares
Number Of Shares Outstanding [Roll Forward]
Number of shares issued, beginning balance (in shares)	110,200,000	117,700,000	123,200,000
Issued from treasury (in shares)	300,000	800,000	1,300,000
Cancelled under NCIB (in shares)	(6,200.0000)	(8,300,000)	(6,800,000)
Other (in shares)	0	0	346,175
Number of shares issued, ending balance (in shares)	110,500,000	110,200,000	117,700,000
Number of shares outstanding	110,500,000	110,200,000	117,700,000	123,200,000
MVS
Number Of Shares Outstanding [Roll Forward]
Number of shares issued, beginning balance (in shares)	18,600,000	18,600,000	18,600,000
Issued from treasury (in shares)	0	0	0
Cancelled under NCIB (in shares)	0	0	0
Number of shares issued, ending balance (in shares)	18,600,000	18,600,000	18,600,000
Number of shares outstanding	18,600,000	18,600,000	18,600,000	18,600,000
Options | Subordinate voting shares
Number Of Shares Outstanding [Roll Forward]
Shares issued (in shares)	0	0	100,000
RSUs | Subordinate voting shares
Number Of Shares Outstanding [Roll Forward]
Shares issued (in shares)	300,000	800,000	1,200,000
Value of shares issued upon vesting of RSUs	$ 2.2	$ 10.4	$ 14.3